Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	BofA Funds Series Trust
Central Index Key	0001477434
Amendment Flag	false
Document Creation Date	Dec. 11, 2014
Document Effective Date	Jan. 01, 2015
Prospectus Date	Jan. 01, 2015
Marsico Class Prospectus | BofA Cash Reserves | Marsico Class
Risk/Return:
Trading Symbol	NMOXX
Adviser Class Prospectus | BofA Cash Reserves | Adviser Class
Risk/Return:
Trading Symbol	NCRXX
Adviser Class Prospectus | BofA California Tax-Exempt Reserves | Adviser Class
Risk/Return:
Trading Symbol	NARXX
Adviser Class Prospectus | BofA Government Plus Reserves | Adviser Class
Risk/Return:
Trading Symbol	GGCXX
Adviser Class Prospectus | BofA Government Reserves | Adviser Class
Risk/Return:
Trading Symbol	NGRXX
Adviser Class Prospectus | BofA Money Market Reserves | Adviser Class
Risk/Return:
Trading Symbol	NRAXX
Adviser Class Prospectus | BofA Municipal Reserves | Adviser Class
Risk/Return:
Trading Symbol	NMRXX
Adviser Class Prospectus | BofA Tax-Exempt Reserves | Adviser Class
Risk/Return:
Trading Symbol	NTAXX
Adviser Class Prospectus | BofA Treasury Reserves | Adviser Class
Risk/Return:
Trading Symbol	NTRXX
Capital Class Prospectus | BofA Cash Reserves | Capital Class
Risk/Return:
Trading Symbol	CPMXX
Capital Class Prospectus | BofA California Tax-Exempt Reserves | Capital Class
Risk/Return:
Trading Symbol	NCAXX
Capital Class Prospectus | BofA Government Plus Reserves | Capital Class
Risk/Return:
Trading Symbol	GIGXX
Capital Class Prospectus | BofA Government Reserves | Capital Class
Risk/Return:
Trading Symbol	CGCXX
Capital Class Prospectus | BofA Money Market Reserves | Capital Class
Risk/Return:
Trading Symbol	NMCXX
Capital Class Prospectus | BofA Municipal Reserves | Capital Class
Risk/Return:
Trading Symbol	CAFXX
Capital Class Prospectus | BofA Tax-Exempt Reserves | Capital Class
Risk/Return:
Trading Symbol	NRCXX
Capital Class Prospectus | BofA Treasury Reserves | Capital Class
Risk/Return:
Trading Symbol	CPLXX
Capital Class Prospectus | BofA Connecticut Municipal Reserves | Capital Class
Risk/Return:
Trading Symbol	BOCXX
Capital Class Prospectus | BofA Massachusetts Municipal Reserves | Capital Class
Risk/Return:
Trading Symbol	BOMXX
Capital Class Prospectus | BofA New York Tax-Exempt Reserves | Capital Class
Risk/Return:
Trading Symbol	NNYXX
Daily Class Prospectus | BofA Cash Reserves | Daily Class
Risk/Return:
Trading Symbol	NSHXX
Daily Class Prospectus | BofA California Tax-Exempt Reserves | Daily Class
Risk/Return:
Trading Symbol	NADXX
Daily Class Prospectus | BofA Government Plus Reserves | Daily Class
Risk/Return:
Trading Symbol	BOTXX
Daily Class Prospectus | BofA Government Reserves | Daily Class
Risk/Return:
Trading Symbol	NRDXX
Daily Class Prospectus | BofA Municipal Reserves | Daily Class
Risk/Return:
Trading Symbol	NMDXX
Daily Class Prospectus | BofA Tax-Exempt Reserves | Daily Class
Risk/Return:
Trading Symbol	NEDXX
Daily Class Prospectus | BofA Treasury Reserves | Daily Class
Risk/Return:
Trading Symbol	NDLXX
Institutional Class Prospectus | BofA Cash Reserves | Institutional Class
Risk/Return:
Trading Symbol	NCIXX
Institutional Class Prospectus | BofA California Tax-Exempt Reserves | Institutional Class
Risk/Return:
Trading Symbol	NCTXX
Institutional Class Prospectus | BofA Government Plus Reserves | Institutional Class
Risk/Return:
Trading Symbol	CVIXX
Institutional Class Prospectus | BofA Government Reserves | Institutional Class
Risk/Return:
Trading Symbol	NVIXX
Institutional Class Prospectus | BofA Money Market Reserves | Institutional Class
Risk/Return:
Trading Symbol	NRIXX
Institutional Class Prospectus | BofA Municipal Reserves | Institutional Class
Risk/Return:
Trading Symbol	NMIXX
Institutional Class Prospectus | BofA Tax-Exempt Reserves | Institutional Class
Risk/Return:
Trading Symbol	NEIXX
Institutional Class Prospectus | BofA Treasury Reserves | Institutional Class
Risk/Return:
Trading Symbol	NTIXX
Institutional Class Prospectus | BofA New York Tax-Exempt Reserves | Institutional Class
Risk/Return:
Trading Symbol	NYIXX
Institutional Capital Class Prospectus | BofA Cash Reserves | Institutional Capital Class
Risk/Return:
Trading Symbol	BOIXX
Institutional Capital Class Prospectus | BofA Government Plus Reserves | Institutional Capital
Risk/Return:
Trading Symbol	CVTXX
Institutional Capital Class Prospectus | BofA Government Reserves | Institutional Capital Class
Risk/Return:
Trading Symbol	CGGXX
Institutional Capital Class Prospectus | BofA Money Market Reserves | Institutional Capital Class
Risk/Return:
Trading Symbol	CVGXX
Institutional Capital Class Prospectus | BofA Municipal Reserves | Institutional Capital Class
Risk/Return:
Trading Symbol	BORXX
Institutional Capital Class Prospectus | BofA Tax-Exempt Reserves | Institutional Capital Shares
Risk/Return:
Trading Symbol	CXGXX
Institutional Capital Class Prospectus | BofA Treasury Reserves | Institutional Capital Class
Risk/Return:
Trading Symbol	BOUXX
Investor Class Prospectus | BofA Cash Reserves | Investor Class
Risk/Return:
Trading Symbol	PCMXX
Investor Class Prospectus | BofA California Tax-Exempt Reserves | Investor Class
Risk/Return:
Trading Symbol	CFTXX
Investor Class Prospectus | BofA Government Plus Reserves | Investor Class
Risk/Return:
Trading Symbol	BOPXX
Investor Class Prospectus | BofA Government Reserves | Investor Class
Risk/Return:
Trading Symbol	PGHXX
Investor Class Prospectus | BofA Municipal Reserves | Investor Class
Risk/Return:
Trading Symbol	PHPXX
Investor Class Prospectus | BofA Tax-Exempt Reserves | Investor Class
Risk/Return:
Trading Symbol	NECXX
Investor Class Prospectus | BofA Treasury Reserves | Investor Class
Risk/Return:
Trading Symbol	PHGXX
Investor Class Prospectus | BofA Connecticut Municipal Reserves | Investor Class
Risk/Return:
Trading Symbol	BONXX
Investor Class Prospectus | BofA Massachusetts Municipal Reserves | Investor Class
Risk/Return:
Trading Symbol	BOSXX
Investor Class Prospectus | BofA New York Tax-Exempt Reserves | Investor Class
Risk/Return:
Trading Symbol	BOYXX
Investor II Class Prospectus | BofA Cash Reserves | Investor II Class
Risk/Return:
Trading Symbol	NPRXX
Investor II Class Prospectus | BofA Government Plus Reserves | Investor II Class
Risk/Return:
Trading Symbol	BOGXX
Investor II Class Prospectus | BofA Government Reserves | Investor II Class
Risk/Return:
Trading Symbol	NGAXX
Investor II Class Prospectus | BofA Treasury Reserves | Investor II Class
Risk/Return:
Trading Symbol	NTSXX
Liquidity Class Prospectus | BofA Cash Reserves | Liquidity Class
Risk/Return:
Trading Symbol	NCLXX
Liquidity Class Prospectus | BofA California Tax-Exempt Reserves | Liquidity Class
Risk/Return:
Trading Symbol	CCLXX
Liquidity Class Prospectus | BofA Government Plus Reserves | Liquidity Class
Risk/Return:
Trading Symbol	CLQXX
Liquidity Class Prospectus | BofA Government Reserves | Liquidity Class
Risk/Return:
Trading Symbol	NGLXX
Liquidity Class Prospectus | BofA Money Market Reserves | Liquidity Class
Risk/Return:
Trading Symbol	NRLXX
Liquidity Class Prospectus | BofA Municipal Reserves | Liquidity Class
Risk/Return:
Trading Symbol	NMLXX
Liquidity Class Prospectus | BofA Tax-Exempt Reserves | Liquidity Class
Risk/Return:
Trading Symbol	NELXX
Liquidity Class Prospectus | BofA Treasury Reserves | Liquidity Class
Risk/Return:
Trading Symbol	NTLXX
Trust Class Prospectus | BofA Cash Reserves | Trust Class
Risk/Return:
Trading Symbol	NRSXX
Trust Class Prospectus | BofA California Tax-Exempt Reserves | Trust Class
Risk/Return:
Trading Symbol	NATXX
Trust Class Prospectus | BofA Government Plus Reserves | Trust Class
Risk/Return:
Trading Symbol	CGPXX
Trust Class Prospectus | BofA Government Reserves | Trust Class
Risk/Return:
Trading Symbol	NGOXX
Trust Class Prospectus | BofA Money Market Reserves | Trust Class
Risk/Return:
Trading Symbol	NRTXX
Trust Class Prospectus | BofA Municipal Reserves | Trust Class
Risk/Return:
Trading Symbol	NMSXX
Trust Class Prospectus | BofA Tax-Exempt Reserves | Trust Class
Risk/Return:
Trading Symbol	NTXXX
Trust Class Prospectus | BofA Treasury Reserves | Trust Class
Risk/Return:
Trading Symbol	NTTXX
Trust Class Prospectus | BofA Connecticut Municipal Reserves | Trust Class
Risk/Return:
Trading Symbol	BCRXX
Trust Class Prospectus | BofA Massachusetts Municipal Reserves | Trust Class
Risk/Return:
Trading Symbol	BMMXX
Trust Class Prospectus | BofA New York Tax-Exempt Reserves | Trust Class
Risk/Return:
Trading Symbol	NYRXX